Share-Based Payments	12 Months Ended
Dec. 31, 2022
Disclosure of Share-Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS

20 SHARE-BASED PAYMENTS

The Group established the Anghami Long term Incentive Plan (“LTIP”) which is designed to provide long-term incentives for key employees in the Group. While there was a mutual understanding with the employees regarding the terms of the award, its formal approval was pending. However, employees have rendered services to the Group based on mutual understanding, and this counts towards employees meeting their service conditions. The Board of Directors adopted a draft version of Anghami Long term Incentive Plan (“LTIP”) and a draft version of the sample award agreement for granting of options to employees as identified by the Management, up to 229,390 shares.

Under the LTIP, the Group, at its discretion, may grant shares of the Parent to employees, once the employee has completed two years or four years of service, depending upon the plan. Vesting of the share options is dependent on the completion of the service period of the employee. The fair value of shares granted is estimated at the date of grant using a revenue multiple approach or by reference to a market transaction and taking into account the terms and conditions on which the shares were granted. The model simulates the revenue multiple and compares it against the group of principal competitors or comparable companies, whilst applying an appropriate liquidity discount and volatility rate. It takes into account historical and expected probability of vesting. The current GESP program is a graded vesting shares ownership program with the following maturities:

1.	4.5 years maturity – 25% Vesting Rule: Whereby the employee gets 25% of the distributed shares for the first 18 months since the date of grant, and 25% are vested equally over the next three years.

2.	2.5 years maturity – 50% Vesting Rule: Whereby the employee gets 50% of the distributed evenly over two years.

LTIPs are Class C non-voting preferred shares and are vested only when the employee completes the vesting period. Employee can only sell the vested shares to the Group or existing shareholders. The latter’s buying of GESP shares requires a board approval.

The shares are distributed evenly through tranches over the vesting period. The remaining three tranches are distributed at the end of each service year starting the end of the second year of service. Participation in the plan is at the board’s discretion and no individual has a contractual right to participate in the plan or receive any guaranteed benefits.

Prior to the business combination employees have been vesting their distributed shares at Anghami (the predecessor consolidation entity) over a period of 4.5 years which have been transferred to shares in Anghami Inc. whereby they immediately vest 50% of the distributed shares and the rest will be allocated at a rate of 25% per year over a total period of 2 years

The movement of share-based payment reserves during the year is as follows:

Amount
USD

As at January 1, 2021	2,361,094
Share-based payments expense during the year (note 8)	801,450
At December 31, 2021	3,162,544

Reversal of prior provisions	(2,214,795)
Share-based payments expense during the year (note 8)	564,741
As at December 31, 2022	1,512,490

Share options outstanding at the end of each year are the follows:

	2022	2021
	Shares options	Shares options

Opening balance as of January 1,	4,318	3,830
Issued during the year (i)	1,110	488
Exercised during the year	-	-
Ending shares option as of December 31,	5,428	4,318

(i) Since the grant date is achieved only in the future on the “exit event” while the vesting period commences when awards are issued to employees, the disclosure considers “number of awards issued” in place of “number of awards granted”

The options are fair valued using Monte Carlo simulation. The following assumptions are used in calculating the fair values of the options:

	2022	2021

Expected weighted average volatility (%)	80%	70%

Pursuant to the business combination, the group has implemented a Long term incentive plan whereby the shares of Anghami have been converted into shares in Anghami Inc. the value of those share has dropped significantly due to the share price drop of Anghami Inc. resulting in a reversal of the provisions taken in previous years amounting to USD 2,214,795.